April 25, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	Wilshire Variable Insurance Trust (the “Trust”)

File Nos: 333-15881 and 811-07917

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Target Maturity Funds’ Prospectus for the above-referenced Trust does not differ from that contained in Post-Effective Amendment No. 22 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 22, 2008 (Accession No. 0001193125-08-086915).

Any questions related to this filing should be directed to the undersigned at (412) 768-5563.

Sincerely,

/s/ Aaron Remorenko
Aaron Remorenko
Regulatory Administration

cc:	Renee M. Hardt

Helen Thompson